Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue [Abstract]
Schedule of Disaggregate our Revenue	The following table provides information about disaggregated revenue for the three and nine months ended September 30, 2023 and 2022 (in thousands):
	Three Months Ended September 30,				Nine Months Ended September 30,
	2023		2022		2023		2022
Revenue by Contract Type
Fixed price	$10,259	81%	$9,250	90%	$42,803	87%	$43,802	91%
Time and materials	2,472	19%	1,021	10%	6,157	13%	4,157	9%
Total	$12,731	100%	$10,271	100%	$48,960	100%	$47,959	100%
The following tables provide information about disaggregated revenue for the years ended December 31, 2022 and 2021 (in thousands):
	Year Ended December 31,
	2022		2021
Revenue by Contract Type
Fixed price	$80,801	94%	$68,487	94%
Time and materials	5,145	6%	4,063	6%
Total	$85,946	100%	$72,550	100%

Schedule of Contract Assets	The following table presents contract assets as of September 30, 2023 and December 31, 2022 (in thousands):
	September 30, 2023	December 31, 2022
Contract Assets
Deferred contract costs	$549	$6,633
Unbilled receivables	1,456	346
Total	$2,005	$6,979
The following table presents contract assets as of December 31, 2022 and December 31, 2021 (in thousands):
	December 31, 2022	December 31, 2021
Contract Assets
Deferred contract costs	$6,633	$1,800
Unbilled receivables	347	44
Total	$6,979	$1,844

Schedule of Contract Liabilities	The following table presents contract liabilities as of September 30, 2023 and December 31, 2022 (in thousands):
	September 30, 2023	December 31, 2022
Contract liabilities – current
Deferred revenue	$28,281	$39,831
Contract loss provision	12,617	10,120
Accrued launch costs	8,781	6,705
Total contract liabilities – current	49,679	56,656
Contract liabilities – long-term
Contract loss provision	566	2,188
Total contract liabilities – long-term	566	2,188
Total contract liabilities	$50,245	$58,844
The following table presents contract liabilities as of December 31, 2022 and December 31, 2021 (in thousands):
	December 31, 2022	December 31, 2021
Contract Liabilities
Contract liabilities – current
Deferred revenue	$39,831	$31,644
Contract loss provision	10,120	12,001
Accrued launch costs	6,705	5,984
Total contract liabilities – current	56,656	49,629
Contract liabilities – long-term
Contract loss provision	2,188	10,530
Total contract liabilities – long-term	2,188	10,530
Total contract liabilities	$58,844	$60,159